           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                     NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

                                AUGUST 20, 2007

  MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, and NYLIAC Variable Annuity Separate Account-IV.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

           NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY
        NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY
       NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) PLUS VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY

                                AUGUST 20, 2007

  MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Annuity Separate Account-III and NYLIAC Variable Annuity Separate Account-IV.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010